The following table shows revenue split between proprietary and third-party website revenue for the three months ended April 30, 2022 and 2021: (Details) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Jan. 31, 2022	Jan. 31, 2021
Product Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	$ 1,729,930	$ 3,728,784	$ 11,018,751	$ 8,171,355
Contract with Customer Change in Revenue	$ (1,998,854)		$ 2,847,396
Contract with Customer Percentage Change in Revenue	54.00%		35.00%
Proprietary Website Revenue [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	$ 1,236,243	2,123,101	$ 7,576,068	4,200,624
Contract with Customer Change in Revenue	$ (886,858)		$ 3,375,444
Contract with Customer Percentage Change in Revenue	42.00%		80.00%
Third Party Website Revenue [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	$ 493,687	$ 1,605,683	$ 3,442,683	$ 3,970,731
Contract with Customer Change in Revenue	$ (1,111,996)		$ (528,048)
Contract with Customer Percentage Change in Revenue	69.00%		13.00%